Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,349,000.00
Previously Paid Amount	0.00
Total Fee Amount	738.70
Total Offset Amount	0.00
Net Fee	738.70
Narrative - Max Aggregate Offering Price	$ 5,349,000.00
Final Prospectus	true